Acquisitions and Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Acquisitions and Subsidiaries
Acquisitions and Subsidiaries

         Note 4 - Acquisitions and Subsidiaries

On September 22, 2010, the Company’s wholly owned subsidiary Singapore Volition Pte Ltd (“Singapore”) entered into a purchase agreement to acquire 100% of the outstanding shares of ValiBio SA from ValiRx Plc in exchange for $400,000 and issuance of common shares of the Company with a fair value of $600,000, issuable when Singapore became a publicly-listed company.  The agreement closed on October 6, 2010.  Subsequent to the completion of the purchase, Singapore changed the name of ValiBio SA to Belgian Volition SA. The purchase price was recorded as a related party note payable until it was converted into shares of common stock in December 2011.

The Company allocated the purchase price to the acquired assets and liabilities.  It was determined that the carrying value of these assets approximated their fair value at acquisition. The remaining purchase price was then allocated to the acquired intellectual property, namely patents.

Fair value of ValiBio SA net assets:	$

Cash and cash equivalents	(68)
Other current assets	34,526
Property and equipment	1,887
Intangible assets/patents	1,218,297
Accounts payable and other liabilities	(254,642)

Net assets on acquisition	1,000,000
Purchase price	(1,000,000)

Excess of fair value of net assets over purchase price	–

On March 7, 2011, Singapore formed Hypergenomics Pte Ltd. as a wholly-owned subsidiary which is a private company domiciled in Singapore. The purpose of the formation was to hold and develop a segment of the acquired patents.

On June 19, 2011, the Company amended its purchase agreement with Valirx Plc to include the purchase of additional patents in exchange for an additional $510,000 payable in shares of the common stock of Singapore Volition or a publicly-listed successor company. The purchase price was recorded as a related party note payable until it was converted into shares of common stock in December 2011.

On September 22, 2011, the Company filed a Certificate for Renewal and Revival of Charter with Secretary of State Delaware. Pursuant to Section 312(1) of the Delaware General Corporation Law, the Company was revived under the new name of “VolitionRX Limited”. The name change to VolitionRX Limited was approved by FINRA on October 7, 2011 and became effective on October 11, 2011.

On October 6, 2011, the Company entered into a share exchange agreement with Singapore Volition Pte Ltd., a Singapore corporation, and the shareholders of Singapore Volition. Pursuant to the terms of the share exchange agreement, the Company has acquired all the issued and outstanding shares of Singapore Volition’s common stock in exchange for 6,908,652 shares of the Company’s common stock. As a prior condition of this agreement, the Company arranged the cancellation of 1,073,000 common shares. Consequently the Company had 1,212,000 common shares issued and outstanding as of October 6, 2011 immediately prior to the closing of the share exchange agreement, and 8,120,652 shares issued and outstanding upon closing of the share exchange agreement.

As of the closing date, the former shareholders of Singapore Volition Pte Ltd. held 85% of the issued and outstanding common shares of the Company. The issuance of the 6,908,652 common shares to the former shareholders of Singapore Volition Pte Ltd. was deemed to be a reverse acquisition for accounting purposes. Singapore Volition Pte Ltd., the acquired entity, is regarded as the predecessor entity as of October 6, 2011. The number of shares outstanding and per share amounts have been restated to recognize the recapitalization. All comparative financial data in these financial statements is that of Singapore Volition Pte Ltd.

4.

Acquisitions and Subsidiaries

On September 22, 2010, the Company’s wholly owned subsidiary Singapore Volition Pte Ltd. (“Singapore”) entered into a purchase agreement to acquire 100 percent of the outstanding shares of ValiBio SA from ValiRx Plc in exchange for $400,000 and issuance of common shares of the Company with a fair value of $600,000, issuable when Singapore became a publicly-listed company. The agreement closed on October 11, 2010. Subsequent to the completion of the purchase, Singapore changed the name of ValiBio SA to Belgian Volition SA. The purchase price was recorded as a related party note payable until it was converted into shares of common stock in December 2011.

Singapore allocated the purchase price to the acquired assets and liabilities.  It was determined that the carrying value of these assets approximated their fair value at acquisition. The remaining purchase price was then allocated to the acquired intellectual property, namely patents.

Fair value of ValiBio SA net assets:	$
Cash and cash equivalents	(68)
Other current assets	34,526
Property and equipment	1,887
Intangible assets/patents	1,218,297
Accounts payable and other liabilities	(254,642)

Net assets on acquisition	1,000,000
Purchase price	(1,000,000)

Excess of fair value of net assets over purchase price	–

On March 7, 2011, Singapore formed Hypergenomics Pte Ltd. as a wholly-owned subsidiary which is a private company domiciled in Singapore. The purpose of the formation was to hold and develop a segment of the acquired patents.

On June 19, 2011, Singapore amended its purchase agreement with ValiRx Plc to include the purchase of additional patents in exchange for an additional $510,000 payable in shares of the common stock of Singapore Volition or a publicly-listed successor company.  The purchase price was recorded as a related party note payable until it was converted into shares of common stock in December 2011.

On September 22, 2011, the Company filed a Certificate for Renewal and Revival of Charter with Secretary of State of Delaware. Pursuant to Section 312(1) of the Delaware General Corporation Law, the Company was revived under the new name of “VolitionRX Limited”. The name change to VolitionRX Limited was approved by FINRA on October 7, 2011 and became effective on October 11, 2011.

On October 6, 2011, the Company entered into a share exchange agreement with Singapore Volition Pte Ltd., a Singapore corporation, and the shareholders of Singapore Volition. Pursuant to the terms of the share exchange agreement, the Company has acquired all the issued and outstanding shares of Singapore Volition’s common stock in exchange for 6,908,652 shares of the Company’s common stock. As a prior condition of this agreement, the Company arranged the cancellation of 1,073,000 common shares. Consequently the Company had 1,212,000 common shares issued and outstanding as of October 6, 2011 immediately prior to the closing of the share exchange agreement, and 8,120,652 shares issued and outstanding upon closing of the share exchange agreement.

As of the closing date, the former shareholders of Singapore Volition Pte Ltd. held 85% of the issued and outstanding common shares of the Company. The issuance of the 6,908,652 common shares to the former shareholders of Singapore Volition Pte Ltd. was deemed to be a reverse acquisition for accounting purposes. Singapore Volition Pte Ltd., the acquired entity, is regarded as the predecessor entity as of October 6, 2011. The number of shares outstanding and per share amounts have been restated to recognize the recapitalization. All comparative financial data in these financial statements is that of Singapore Volition Pte Ltd.